Revenue and other income - Disclosure of change in deferred revenue and collaboration liabilities (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Current
Foreign exchange impact	€ (5,592)	€ 1,719
Non-Current
Foreign exchange impact	0	0
Total
Foreign exchange impact	(5,592)	1,719
Deferred tax liabilities / Deferred revenue
Total
Contract liabilities at beginning of period	3,441	10,481
Revenue for the six months period	(254)	(3,396)
Contract liabilities at end of period	3,192	6,915
Deferred tax liabilities / Deferred revenue | 2015 monalizumab agreement, with AstraZeneca
Current
Current contract liabilities at the beginning of period	215	5,156
Revenue for the six months period	(56)	(2,994)
Transfer from / (to) collaboration liabilities	4	(172)
Current contract liabilities at end of period	163	1,990
Non-Current
Non-current contract liabilities at the beginning of period	0	0
Revenue for the six months period	0	0
Transfer from / (to) collaboration liabilities	0	0
Non-current contract liabilities s at end of period	0	0
Total
Contract liabilities at beginning of period	215	5,156
Revenue for the six months period	(56)	(2,994)
Transfer from / (to) collaboration liabilities	4	(172)
Contract liabilities at end of period	163	1,990
Deferred tax liabilities / Deferred revenue | Agreement with Sanofi, 2022
Current
Current contract liabilities at the beginning of period	400	710
Additions	198	99
Deductions	(198)	(402)
Current contract liabilities at end of period	400	407
Non-Current
Non-current contract liabilities at the beginning of period	2,825	4,617
Additions	(198)	0
Deductions	0	(99)
Non-current contract liabilities s at end of period	2,627	4,518
Total
Contract liabilities at beginning of period	3,225	5,327
Additions	0	99
Deductions	(198)	(501)
Contract liabilities at end of period	3,027	4,925
Collaboration liabilities | 2015 monalizumab agreement, with AstraZeneca
Current
Current contract liabilities at the beginning of period	7,443	7,647
Additions	6,610	3,301
Deductions	(1,679)	(2,419)
Current contract liabilities at end of period	6,782	10,248
Non-Current
Non-current contract liabilities at the beginning of period	41,128	45,030
Additions	(6,610)	(3,129)
Deductions	0	0
Non-current contract liabilities s at end of period	34,518	41,901
Total
Contract liabilities at beginning of period	48,571	52,677
Additions	0	172
Deductions	(1,679)	(2,419)
Contract liabilities at end of period	€ 41,300	€ 52,149